INCOME TAXES - Reconciliation of Federal Income Tax Rate (Details)	3 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Change in valuation allowance	$ 41,914
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of Warrants (see Note 2)	(13.40%)
Transaction costs attributable to Warrants	(5.90%)
Meals and entertainment	(0.30%)
Valuation allowance	(1.70%)
Income tax provision	0.00%